Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Ford O'Neil (co-manager) has managed the fund since July 2015 and, prior to that from September 2001 to January 2015. Peter Dixon (co-manager) has managed the fund since November 2015

The following information replaces the biographical information for Peter Saperstone found in the "Fund Management" section on page 27.

Peter Dixon is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Advisor Balanced Fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

AIG-16-01  February 12, 2016
1.744347.140

Supplement to the

Fidelity Advisor® Balanced Fund
Class A (FABLX), Class T (FAIGX), Class B (FAISX), Class C (FABCX), and Class I (FAIOX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2015

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

Peter Dixon has replaced Peter Saperstone as co-manager of Fidelity Advisor Balanced Fund.

Peter Dixon is a research analyst and is co-manager of Fidelity Advisor Balanced Fund. Research analysts who also manage sector funds are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2015, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the sector fund manager's bonus that is linked to the investment performance of Fidelity Advisor Balanced Fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Class I) within the Lipper Balanced Funds, and the pre-tax investment performance of the portion of the fund's assets managed by the sector fund manager measured against the S&P 500 Consumer Discretionary Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

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The following table provides information relating to other accounts managed by Mr. Dixon as of November 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 10,119	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,076	none	none

* Includes assets of Fidelity Advisor Balanced Fund managed by Mr. Dixon ($180 (in millions) assets managed).

As of November 30, 2015, the dollar range of shares of Fidelity Advisor Balanced Fund beneficially owned by Mr. Dixon was none.

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Class A, Class T, Class B, and Class C
February 28, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.  After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable.  Shareholders should consult their prospectus for more information regarding Class A shares.

AMP-16-01  February 12, 2016
1.808163.122

Supplement to the
Fidelity Advisor® Leveraged Company Stock Fund
Class A, Class T, Class B, and Class C
September 29, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.  After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable.  Shareholders should consult their prospectus for more information regarding Class A shares.

ALSF-16-01  February 12, 2016
1.756220.127

Supplement to the

Fidelity Advisor® Leveraged Company Stock Fund

Class A (FLSAX), Class T (FLSTX), Class B (FLCBX), Class C (FLSCX), and Class I (FLVIX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

ALSF-ALSFIB-16-01  February 12, 2016
1.881210.107